PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for vehicle purchase	$ 0	$ 18,252
Other receivables from dealerships	0	9,546
Deductible input VAT	0	7
Others	597	191
Total	597	27,996
Less: valuation allowance	0	(1,675)
Prepaid expenses and other current assets	597	26,321
Impairment loss	$ 23,262	$ 22,921